                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                August 16, 2004
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                68
                                             ------------------

Form 13F Information Table Value Total:          $161,509
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                                 JUNE 30, 2004


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE CAP. LP               COM              01855A101      662    19500 SH       SOLE                    19500
ALLSTATE CORP.                 COM              020002101      544    11683 SH       SOLE                    11683
ALTRIA GROUP INC.              COM              02209S103     2286    45675 SH       SOLE                    45675
AMPHENOL CORP NEW - CL A       COM              032095101    12662   380000 SH       SOLE                   380000
ANDRX CORP.                    COM              034553107      279    10000 SH       SOLE                    10000
AON CORP.                      COM              037389103     2927   102800 SH       SOLE                   102800
BANK OF AMERICA                COM              060505104      705     8329 SH       SOLE                     8329
BELLSOUTH CORP.                COM              079860102      231     8798 SH       SOLE                     8798
BERKSHIRE HATHAWAY B           COM              084670207     1882      637 SH       SOLE                      637
BLACK & DECKER CORP COM        COM              091797100      547     8800 SH       SOLE                     8800
BP PLC - SPONS ADR             COM              056622104      560    10460 SH       SOLE                    10460
CATALYTICA ENERGY SYSTEMS      COM              148884109       34    12000 SH       SOLE                    12000
CENDANT CORP                   COM              151313103    15623   638210 SH       SOLE                   638210
CHEVRONTEXACO                  COM              166764100      629     6685 SH       SOLE                     6685
CITIGROUP, INC.                COM              172967101      380     8172 SH       SOLE                     8172
CONSECO INC                    COM              208464883    11663   586070 SH       SOLE                   586070
DECISIONONE CORP NEW           COM              243457108      740    74013 SH       SOLE                    74013
EQUITABLE RESOURCES INC.       COM              294549100      228     4400 SH       SOLE                     4400
EXXON MOBIL                    COM              30231G102      702    15809 SH       SOLE                    15809
FIRST HORIZON                  COM              320517105      523    11500 SH       SOLE                    11500
FISHER SCIENTIFIC              COM              338032204    13046   225900 SH       SOLE                   225900
GENERAL ELECTRIC               COM              369604103      994    30689 SH       SOLE                    30689
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     1673    42675 SH       SOLE                    42675
HONEYWELL INTL.                COM              438516106      248     6775 SH       SOLE                     6775
J.P. MORGAN CHASE              COM              46625H100     2069    53367 SH       SOLE                    53367
KINDER MORGAN ENERGY PRTNRS. L COM              494550106      692    17000 SH       SOLE                    17000
KRAFT FOODS                    COM              50075N104     3803   120050 SH       SOLE                   120050
LIBERTY MEDIA                  COM              530718105     7561   841003 SH       SOLE                   841003
MASCO CORP.                    COM              574599106      433    13900 SH       SOLE                    13900
MERCK & CO. INC.               COM              589331107     2579    54300 SH       SOLE                    54300
MERITOR SAVINGS BANK-PA        COM              590007100     1100   326850 SH       SOLE                   326850
METROMEDIA INTL.               COM              591695101     1180  2951100 SH       SOLE                  2951100
MICROSOFT CORP                 COM              594918104      235     8237 SH       SOLE                     8237
NEWELLRUBBERMAID               COM              651229106     8357   355607 SH       SOLE                   355607
NEXTWAVE TELECOM INC-CL B      COM              65332M103     5700   950000 SH       SOLE                   950000
OMNICARE INC                   COM              681904108      385     9000 SH       SOLE                     9000
PFIZER                         COM              717081103      347    10113 SH       SOLE                    10113
PHARMACEUTICAL HOLDRs          COM              71712A206     2878    36800 SH       SOLE                    36800
PLAYTEX PROD.                  COM              72813P100     4864   622000 SH       SOLE                   622000
PNC BANK CORP.                 COM              693475105      272     5116 SH       SOLE                     5116
POLYMER GROUP                  COM              731745204      890    67916 SH       SOLE                    67916
POLYMER GROUP B                COM              731745303      131    10345 SH       SOLE                    10345
PRIMEDIA INC                   COM              74157K101     3924  1411500 SH       SOLE                  1411500
PROCURENET INC RSTD            COM              8357627         66   438515 SH       SOLE                   438515
RESPIRONICS, INC.              COM              761230101      253     4300 SH       SOLE                     4300
RJ REYNOLDS TOBACCO HDS.       COM              76182K105      473     7000 SH       SOLE                     7000
ROYAL DUTCH PET.               COM              780257804     1501    29050 SH       SOLE                    29050
SBC COMM. INC.                 COM              78387G103      241     9950 SH       SOLE                     9950
SCHERING-PLOUGH                COM              806605101     1622    87773 SH       SOLE                    87773
SIRIUS SATELLITE               COM              82966U103       34    11000 SH       SOLE                    11000
SOVEREIGN BANCORP              COM              845905108      751    34000 SH       SOLE                    34000
STANLEY WORKS                  COM              854616109      850    18650 SH       SOLE                    18650
VERIZON COMM.                  COM              92343V104     1274    35216 SH       SOLE                    35216
VIACOM INC-CL B                COM              925524308      221     6174 SH       SOLE                     6174
WASH. MUTUAL                   COM              939322103     4579   118500 SH       SOLE                   118500
WASTE MGMT.                    COM              94106L109    13788   449857 SH       SOLE                   449857
UTILITIES SELECT SECTOR SPDR   MUTUAL           81369Y886     1953    82200 SH       SOLE                    82200
iSHARES DIVIDEND               MUTUAL           464287168      957    17200 SH       SOLE                    17200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    11984   250450 SH       SOLE                   250450
iSHARES S&P 500/BARRA VALUE    MUTUAL           464287408      286     5000 SH       SOLE                     5000

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                                 JUNE 30, 2004


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LIB. MEDIA INTL                MUTUAL           530719103     1554    41899 SH       SOLE                    41899
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102      202    20700 SH       SOLE                    20700
MFS INTERMED. INCOME TRUST     BOND             55273C107      812   127698 SH       SOLE                   127698
PUTNAM MASTER INTERM. INCOME   BOND             746909100       82    12900 SH       SOLE                    12900
TEMPLETON EMERG. INCOME        BOND             880192109      449    39000 SH       SOLE                    39000
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      106    10000 SH       SOLE                    10000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      301    21727 SH       SOLE                    21727
